CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 0	$ 0	$ 167,670	$ 103,500	$ 309,783	$ 0